PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares $ / shares	Dec. 31, 2014 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	4,682,534	5,730,800	6,692,533
Number of share options expired | shares	(1,397,659)	(1,048,266)	(961,733)
Number of share options outstanding | shares	3,284,875	4,682,534	5,730,800
Number of share options exercisable | shares	3,284,875	4,682,534	5,730,800
Weighted average exercise price of share options outstanding (in USD per share)	$ 153.19	$ 148.06	$ 144.79
Weighted average exercise price of share options expired (in USD per share)	170.40	125.17	125.26
Weighted average exercise price of share options outstanding (in USD per share)	145.86	153.19	148.06
Weighted average exercise price of share options exercisable (in USD per share)	$ 145.86	$ 153.19	$ 148.06
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of expired share options (in USD per share) | $ / shares	$ 63.42	$ 91.98	$ 81.93
Exercise price of outstanding share options (in USD per share)	$ 63.42	$ 63.42	$ 63.42	$ 63.42
Exercise price of exercisable share options (in USD per share) | $ / shares	$ 63.42	$ 63.42	$ 63.42
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of expired share options (in USD per share) | $ / shares	$ 235.32	$ 235.32	$ 235.32
Exercise price of outstanding share options (in USD per share)	$ 235.32	$ 235.32	$ 235.32	$ 235.32
Exercise price of exercisable share options (in USD per share) | $ / shares	$ 235.32	$ 235.32	$ 235.32